Deferred Income Tax - Summary of Movement in Net Deferred Income Tax Liability (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Changes in deferred tax liability (asset) [Abstract]
Beginning balance	€ 1,849	€ 1,874
Translation adjustment	(173)	41
Net income for the year (note 11)	(265)	(15)
Arising on acquisition (note 31)	132	(35)
Reclassified as held for sale	(14)
Disposal (note 5)	2	(1)
Movement in deferred tax asset on Group retirement benefit obligations	33	(3)
Movement in deferred tax asset on share-based payment expense	7	(12)
Ending balance	€ 1,571	€ 1,849